Income Taxes, Net Operating Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Federal
Operating Loss Carryforwards [Line Items]
Deferred tax asset for Federal NOL carryforward (entities not on Federal return)	8.8
Federal | Minimum
Operating Loss Carryforwards [Line Items]
Expiration of NOL carryforwards	2013
Federal | Maximum
Operating Loss Carryforwards [Line Items]
Expiration of NOL carryforwards	2032
State
Operating Loss Carryforwards [Line Items]
State NOL carryforwards	1,152.0
Deferred tax asset for State NOL carryforwards	54.4
State | Minimum
Operating Loss Carryforwards [Line Items]
Expiration of NOL carryforwards	2013
State | Maximum
Operating Loss Carryforwards [Line Items]
Expiration of NOL carryforwards	2032